First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 71.1%
	Electric Utilities – 14.5%
64,050	Alliant Energy Corp.	$3,116,673
49,970	American Electric Power Co., Inc. (b)	3,904,656
4,800	Duke Energy Corp.	459,984
7,300	Emera, Inc. (CAD) (c)	257,966
247,250	Enel S.p.A., ADR (c)	1,671,410
5,000	Entergy Corp.	498,800
22,900	Evergy, Inc.	1,162,633
33,400	Eversource Energy (b)	1,810,948
65,800	Exelon Corp. (b)	2,290,498
4,400	Fortis, Inc. (CAD) (c)	176,530
6,200	Iberdrola S.A., ADR	297,662
16,200	IDACORP, Inc. (c)	1,499,796
6,490	Orsted A/S, ADR	120,260
105,820	PPL Corp.	2,772,484
45,080	Southern (The) Co. (b)	3,133,962
34,100	Xcel Energy, Inc.	2,041,567
		25,215,829
	Energy Equipment & Services – 1.3%
133,800	Archrock, Inc. (c)	2,186,292
	Gas Utilities – 7.3%
54,620	AltaGas Ltd. (CAD) (c)	1,135,504
33,200	Atmos Energy Corp. (c)	3,782,808
101,900	National Fuel Gas Co. (c)	4,805,604
35,670	New Jersey Resources Corp. (c)	1,456,406
19,200	ONE Gas, Inc. (c)	1,178,304
12,840	UGI Corp. (c)	284,278
		12,642,904
	Independent Power & Renewable Electricity Producers – 1.4%
71,000	AES (The) Corp. (c)	1,184,280
53,390	Clearway Energy, Inc., Class A (c)	1,199,139
8,000	EDP Renovaveis S.A. (EUR) (d)	129,546
		2,512,965
	Multi-Utilities – 10.0%
7,500	Ameren Corp.	521,775
60,000	Atco Ltd., Class I (CAD) (c)	1,678,010
27,970	CenterPoint Energy, Inc. (c)	781,482
16,450	CMS Energy Corp. (c)	940,282
17,380	DTE Energy Co. (c)	1,832,199
54,370	Public Service Enterprise Group, Inc. (b)	3,152,916
80,800	Sempra (b)	5,782,048
35,130	WEC Energy Group, Inc. (b)	2,837,099
		17,525,811
	Oil, Gas & Consumable Fuels – 36.4%
50,000	BP PLC, ADR (c)	1,755,000
9,410	Cheniere Energy, Inc. (b)	1,543,146
13,800	Chevron Corp.	2,034,534
117,040	DT Midstream, Inc. (c)	6,283,878
103,085	Enbridge, Inc. (b)	3,659,518
29,000	Exxon Mobil Corp. (b)	2,981,490
130,664	Keyera Corp. (CAD) (c)	3,160,544
398,998	Kinder Morgan, Inc. (c)	6,751,046

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
150,602	ONEOK, Inc.	$10,278,586
53,000	Shell PLC, ADR (b)	3,334,230
45,500	Targa Resources Corp.	3,865,680
75,109	TC Energy Corp.	2,961,548
58,800	TotalEnergies SE, ADR (b)	3,832,584
320,178	Williams (The) Cos., Inc.	11,097,369
		63,539,153
	Water Utilities – 0.2%
3,200	American Water Works Co., Inc. (c)	396,864
	Total Common Stocks	124,019,818
	(Cost $127,247,196)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 45.2%
	Chemicals – 2.8%
210,988	Westlake Chemical Partners, L.P. (c)	4,932,900
	Energy Equipment & Services – 0.5%
31,000	USA Compression Partners, L.P. (c)	773,450
	Independent Power & Renewable Electricity Producers – 1.5%
88,919	NextEra Energy Partners, L.P. (e)	2,654,232
	Oil, Gas & Consumable Fuels – 40.4%
208,269	Cheniere Energy Partners, L.P. (c)	11,021,595
1,107,960	Energy Transfer, L.P. (c)	15,843,828
16,000	EnLink Midstream, LLC (c) (e)	192,960
692,564	Enterprise Products Partners, L.P. (c)	18,533,013
128,105	Hess Midstream, L.P., Class A (c) (e)	4,331,230
300,000	MPLX, L.P. (c)	11,565,000
531,720	Plains All American Pipeline, L.P. (c)	8,209,757
41,070	TXO Partners, L.P. (c)	764,723
		70,462,106
	Total Master Limited Partnerships	78,822,688
	(Cost $48,249,804)
Shares	Description	Value
MONEY MARKET FUNDS – 10.5%
18,354,993	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (f)	18,354,993
	(Cost $18,354,993)
	Total Investments – 126.8%	221,197,499
	(Cost $193,851,993)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.2)%
	Call Options Written – (0.2)%
(499)	American Electric Power Co., Inc.	$(3,899,186)	$80.00	02/16/24	(14,970)
(94)	Cheniere Energy, Inc.	(1,541,506)	170.00	02/16/24	(7,990)
(800)	Enbridge, Inc.	(2,840,000)	37.50	02/16/24	(8,000)
(334)	Eversource Energy	(1,810,948)	55.00	02/16/24	(33,400)
(658)	Exelon Corp.	(2,290,498)	36.00	04/19/24	(62,510)
(90)	Exxon Mobil Corp.	(925,290)	99.00	02/16/24	(47,250)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(543)	Public Service Enterprise Group, Inc. (d) (g)	$(3,148,857)	$65.00	02/16/24	$(543)
(808)	Sempra	(5,782,048)	80.00	02/16/24	(8,080)
(530)	Shell PLC, ADR	(3,334,230)	62.50	02/16/24	(84,800)
(450)	Southern (The) Co.	(3,128,400)	75.00	02/16/24	(4,050)
(588)	TotalEnergies SE, ADR	(3,832,584)	65.00	02/16/24	(91,140)
(351)	WEC Energy Group, Inc.	(2,834,676)	82.50	02/16/24	(22,815)
	Total Written Options				(385,548)
	(Premiums received $356,813)

Outstanding Loan – (25.7)%	(44,900,000)
Net Other Assets and Liabilities – (0.9)%	(1,471,919)
Net Assets – 100.0%	$174,440,032

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	All or a portion of this security serves as collateral on the outstanding loan. At January 31, 2024, the segregated value of these securities amounts to $97,043,789.
(d)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2024, investments noted as such are valued at $129,003 or 0.1% of net assets. Certain of these investments are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these investments are typically valued at the last sale price on the exchange on which they are principally traded.

(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of January 31, 2024.
(g)	This investment’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$2,512,965	$2,383,419	$129,546	$—
Other Industry Categories*	121,506,853	121,506,853	—	—
Master Limited Partnerships*	78,822,688	78,822,688	—	—
Money Market Funds	18,354,993	18,354,993	—	—
Total Investments	$221,197,499	$221,067,953	$129,546	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(385,548)	$(322,495)	$(62,510)	$(543)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.